Basic and Diluted Income (Loss) Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Common stock warrants and options to purchase	7,021,514	2,854,744	3,345,354